UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 5.5%	Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A,
	5.75%, 6/01/11 (a)	$7,500	$8,188,350
Arizona - 6.2%	Glendale, Arizona, Municipal Property Corporation, Excise Tax
	Revenue Refunding Bonds, Series A, 4.50%, 7/01/32	3,655	3,524,590
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/32	2,545	2,289,635
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	2,565	2,270,128
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project),
	6.25%, 5/01/15	300	285,237
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7%, 5/01/20	300	278,475
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project),
	7.25%, 5/01/27	600	551,430
			9,199,495
California - 6.1%	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation),
	Sub-Series C, 6.30%, 6/01/55 (b)	4,500	102,060
	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation),
	Sub-Series D, 7.251%, 6/01/55 (b)	5,750	111,837
	California State, GO, Refunding, 5%, 6/01/32	2,890	2,898,294
	California State, GO, Refunding, 5%, 6/01/34	1,800	1,802,178
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	2,660	2,638,933
	Val Verde, California, Unified School District Financing Authority,
	Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,585	1,584,826
			9,138,128
Colorado - 0.9%	Colorado Springs, Colorado, Utilities System Improvement Revenue
	Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (c)	635	645,255

Portfolio Abbreviations
To simplify the listings of BlackRock Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency

BlackRock Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.50%, 12/01/37	$635	$593,820
			1,239,075
District of	District of Columbia Revenue Bonds (Georgetown University),
Columbia - 12.5%	Series A, 6.071%, 4/01/11 (a)(b)(d)	33,450	6,210,661
	District of Columbia, Revenue Refunding Bonds (Friendship Public
	Charter School, Inc.), 5.25%, 6/01/33 (e)	595	526,385
	District of Columbia, Tax Increment Revenue Bonds (Gallery Place
	Project), 5.40%, 7/01/31 (c)	6,000	6,240,660
	District of Columbia Tobacco Settlement Financing Corporation,
	Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	5,580	5,610,411
			18,588,117
Florida - 18.9%	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding
	Bonds, Series A, 5%, 6/01/38	1,535	1,355,436
	Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration
	Project), AMT, Series A, 7.875%, 12/15/25	3,000	3,006,450
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida),
	6.75%, 11/15/21	2,810	2,898,656
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), 5.625%, 11/15/12 (a)	10,000	11,111,000
	Orange County, Florida, Tourist Development, Tax Revenue
	Refunding Bonds, 4.75%, 10/01/32 (f)	1,845	1,762,861
	Palm Beach County, Florida, HFA, M/F Housing Revenue Bonds (Indian
	Trace Apartment Project), AMT, Series A, 5.625%,
	1/01/44 (c)	7,255	7,053,674
	Stevens Plantation Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	970	978,284
			28,166,361
Georgia - 4.7%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate
	Lien General Revenue Bonds, Series J, 5%, 1/01/34 (c)	940	956,309
	Atlanta, Georgia, Water and Wastewater Revenue Bonds,
	5%, 11/01/37 (c)	5,000	5,076,550
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38	1,000	1,022,270
			7,055,129
Illinois - 13.4%	Bolingbrook, Illinois, GO, Refunding, Series B, 6.196%,
	1/01/36 (b)(g)	23,065	4,286,169
	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation
	Bonds, Class A, 8%, 6/15/23 (h)	1,150	1,084,197
	Chicago, Illinois, GO, Refunding, Series A, 5.50%, 1/01/11 (a)(d)	4,340	4,693,319
	Chicago, Illinois, GO, Refunding, Series A, 5.50%, 1/01/38 (d)	1,540	1,608,900
	Illinois Health Facilities Authority, Revenue Refunding Bonds (Lake
	Forest Hospital), Series A, 5.75%, 7/01/29	6,000	6,133,020

BlackRock Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	$420	$343,900
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	720	713,786
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	425	127,725
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
	Tax Revenue Bonds (McCormick Place Expansion), Series A, 6.06%,
	12/15/37	5,000	1,060,100
			20,051,116
Indiana - 1.3%	AIG SunAmerica, Inc., Bloomington, Indiana, M/F Housing Revenue
	Bonds (Canterbury House Apartments), Pass-Through Certificates of
	Beneficial Ownership, AMT, Series 1, 5.90%, 12/01/34	1,910	1,913,152
Kansas - 3.4%	Wichita, Kansas, Airport Authority, Airport Facilities Revenue Bonds
	(Cessna Citation Service Center), AMT, Series A, 6.25%, 6/15/32	5,000	5,021,200
Maryland - 2.6%	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), Series B, 6.25%, 7/01/30	2,955	2,818,952
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	1,040	1,040,988
			3,859,940
Michigan - 0.7%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5.25%, 11/15/46	1,065	1,033,827
Mississippi - 0.7%	Mississippi Business Finance Corporation Revenue Bonds (Northrop
	Grumman Ship System), 4.55%, 12/01/28	1,205	1,121,325
Nebraska - 1.2%	Omaha Public Power District, Nebraska, Electric System Revenue
	Bonds, Series A, 4.75%, 2/01/44	1,760	1,715,595
Nevada - 1.8%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/29	1,325	1,308,027
	Las Vegas, Nevada, Special Improvement District Number 809
	Revenue Bonds (Summerlin Area), 5.65%, 6/01/23	1,375	1,277,732
			2,585,759
New Jersey - 13.2%	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B,
	6.25%, 1/01/37	915	784,228
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	3,710	3,609,756
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (i)	1,500	1,533,165
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill
	Reclamation Improvement District Project), 6.50%, 4/01/28	7,500	7,732,275
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The
	Winchester Gardens at Ward Homestead Project), Series A,
	5.80%, 11/01/31	1,500	1,481,760
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
	Inc. Project), AMT, 7.20%, 11/15/30	3,000	2,699,790

BlackRock Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New Jersey State Housing and Mortgage Finance Agency, S/F Housing
	Revenue Bonds, AMT, Series X, 5.375%, 4/01/30	$2,000	$2,004,940
			19,845,914
New York - 9.9%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	455	355,514
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (g)	1,000	977,000
	Metropolitan Transportation Authority, New York, Service Contract
	Revenue Refunding Bonds, Series A, 5%, 7/01/30 (j)	1,760	1,790,466
	Metropolitan Transportation Authority, New York, Transportation
	Revenue Refunding Bonds, Series F, 5%, 11/15/35	1,000	1,006,160
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	6,165	5,829,501
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Bonds, Series S-1, 5%, 7/15/24 (g)	1,000	1,043,360
	New York City, New York, GO, Sub-Series F-1, 5%, 9/01/22 (f)	1,000	1,031,200
	New York Liberty Development Corporation Revenue Bonds (Goldman
	Sachs Headquarters), 5.25%, 10/01/35	2,610	2,718,419
			14,751,620
North Carolina - 1.6%	Gaston County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Bonds (National Gypsum
	Company Project), AMT, 5.75%, 8/01/35	2,945	2,339,390
Ohio - 0.7%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,125	1,050,131
Oklahoma - 2.0%	Oklahoma State Development Finance Authority, Revenue Refunding
	Bonds (Saint John Health System), 5%, 2/15/42	1,355	1,314,106
	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
	Series A, 7.75%, 6/01/35	1,725	1,674,699
			2,988,805
Oregon - 0.4%	AIG SunAmerica, Inc., Portland, Oregon, M/F Housing Revenue Bonds
	(Pacific Tower Apartments), Pass-Through Certificates of Beneficial
	Ownership, AMT, Series 6, 6.05%, 11/01/34	540	541,021
Pennsylvania - 2.6%	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT, Series A,
	6.75%, 12/01/36	3,870	3,902,198
South Carolina - 0.8%	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 7%, 8/01/13 (a)	1,000	1,177,665

BlackRock Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Texas - 20.5%	AIG SunAmerica, Inc., Texas, M/F Housing Revenue Bonds
	(Copperwood Ranch Apartments), Pass-Through Certificates of
	Beneficial Ownership, AMT, Series 9, 5.95%, 11/01/35	$2,520	$2,525,040
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
	AMT, Series C, 6.25%, 11/01/28 (d)	450	456,466
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Senior Lien, Series G, 6.121%, 11/15/41 (b)(d)	11,690	1,535,481
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	5%, 5/15/13 (a)(d)	15	16,295
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	5%, 5/15/31 (d)	590	594,620
	Montgomery County, Texas, Municipal Utility District Number 46,
	Waterworks and Sewer System, GO, 4.75%, 3/01/30 (d)	430	425,941
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/23	1,775	1,796,744
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/24	1,620	1,640,687
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.09%, 8/15/35 (b)(j)	60,000	11,979,000
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (j)	2,115	2,085,157
	Tyler, Texas, Health Facilities Development Corporation, Hospital
	Revenue Bonds (Mother Frances Hospital Regional Health Care
	Center), 6%, 7/01/12 (a)	6,840	7,603,891
			30,659,322
Washington - 0.8%	Washington State Health Care Facilities Authority, Revenue Refunding
	Bonds (Providence Health System), Series A,
	4.625%, 10/01/34 (g)	1,325	1,250,760
West Virginia - 0.3%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 5%, 6/01/29 (d)	520	526,448
Wisconsin - 4.6%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	1,350	1,388,691
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Wheaton Franciscan Services, Inc.),
	5.75%, 2/15/12 (a)	5,000	5,527,400
			6,916,091
Puerto Rico - 2.4%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior
	Lien Revenue Bonds, Series A, 6%, 7/01/38	1,200	1,268,760
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N,
	5.25%, 7/01/34 (k)	1,070	1,159,591
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N,
	5.25%, 7/01/36 (k)	900	976,716
			3,405,067
	Total Municipal Bonds (Cost - $205,377,523) - 139.7%		208,231,001

BlackRock Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Corporate Bonds	(000)	Value
Multi-State - 7.9%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (h)	$10,500	$11,784,360
	Total Corporate Bonds (Cost - $10,500,000) - 7.9%		11,784,360
	Municipal Bonds Transferred to Tender Option Bond Trusts (l)
California - 1.7%	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Series B, 5.25%, 7/01/39 (c)	2,500	2,483,173
Colorado - 3.3%	Colorado HFA Revenue Bonds, Catholic Health Revenue Bonds, Series
	C-7, 5%, 9/01/36 (c)	3,750	3,778,275
	Colorado HFA Revenue Bonds (RMK Authority Hospital), Series B,
	5.25%, 3/01/36 (c)	1,085	1,103,530
			4,881,805
Massachusetts - 1.0%	Massachusetts State Water Resource Authority, GO, Series A, 5%,
	8/01/41	1,450	1,480,792
New York - 0.7%	Port Authority of New York and New Jersey, GO, Consolidated
	Revenue Bonds, 152nd Series, 5.75%, 11/01/30	1,000	1,065,762
Ohio - 3.5%	Montgomery County, Ohio, Revenue Bonds (Catholic Health),
	Series C-1, 5%, 10/01/41 (c)	1,250	1,265,179
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Pollution Dayton), Series B, 4.80%, 1/01/34 (g)	4,000	4,011,160
			5,276,339
Washington - 0.6%	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36	905	918,912
	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $16,096,781) - 10.8%		16,106,783
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt
	Fund, 1.72% (m)(n)	14,500,000	14,500,000
	Total Short-Term Securities (Cost - $14,500,000) - 9.7%		14,500,000
	Total Investments (Cost - $246,474,304*) - 168.1%		250,622,144
	Liabilities in Excess of Other Assets - (0.7%)		(982,043)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (6.7%)		(9,971,758)
	Preferred Shares, at Redemption Value - (60.7%)		(90,547,751)
	Net Assets Applicable to Common Shares - 100.0%		$149,120,592

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$236,483,040
Gross unrealized appreciation	$8,591,642
Gross unrealized depreciation	(4,417,918)
Net unrealized appreciation	$4,173,724

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(c)	FSA Insured.

(d)	MBIA Insured.

(e)	ACA Insured.

BlackRock Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)

(f)	XL Capital Insured.

(g)	FGIC Insured.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Radian Insured.

(j)	AMBAC Insured.

(k)	Assured Guaranty Insured.

(l)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	6,900,000	$113,799
(n)	Represents the current yield as of report date.
•	Forward interest rate swaps outstanding as of May 31, 2008 were as follows:
Notional
		Amount	Unrealized
		(000)	Appreciation
Pay a fixed rate of 3.433% and receive a floating rate based on 1-
week Securities Industry and Financial Markets Association (SIFMA)
Municipal Swap Index rate

Broker, JPMorgan Chase
	Expires July 2018	$35,000	$45,780

Item 2 –   Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar function have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Trust

Date:	July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date:	July 18, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date:	July 18, 2008